Nature of Operations - Additional Information (Details) $ in Thousands			3 Months Ended			9 Months Ended
	Aug. 18, 2025 $ / shares	Aug. 19, 2024 $ / shares	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)	Apr. 30, 2024 CAD ($)
Disclosure Of Nature Of Operations [Line Items]
Operating losses | $			$ 21,521	$ 2,679	$ 21,521	$ 28,073	$ 8,505	$ 28,073
Accumulated deficit | $			126,633			126,633			$ 98,560
Cash on hand | $			$ 13,000			$ 13,000
Bid Common Shares
Disclosure Of Nature Of Operations [Line Items]
Bid price of common stock | $ / shares	$ 1
Top of Range
Disclosure Of Nature Of Operations [Line Items]
Bid price of common stock | $ / shares		$ 1
Bottom of Range | Bid Common Shares
Disclosure Of Nature Of Operations [Line Items]
Bid price of common stock | $ / shares	$ 1